DEFERRED TAX (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of deferred taxes [Abstract]
Schedule of Statutory Position and Tax Disclosure
The Group’s deferred tax assets and liabilities are as follows:

	2020	2019		2020	2019
Statutory position	£m	£m	Tax disclosure	£m	£m
Deferred tax assets	2,741	2,666	Deferred tax assets	5,527	4,938
Deferred tax liabilities	(45)	(44)	Deferred tax liabilities	(2,831)	(2,316)
Asset at 31 December	2,696	2,622	Asset at 31 December	2,696	2,622

Schedule of Movements in Deferred Tax Liabilities and Assets
Movements in deferred tax liabilities and assets (before taking into consideration the offsetting of balances within the same taxing jurisdiction) can be summarised as follows:

	Tax losses	Property, plant and equipment	Pension liabilities	Provisions	Share- based payments	Derivatives	Asset revaluations[1]	Other temporary differences	Total
Deferred tax assets	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2019	3,778	679	62	197	40	—	—	11	4,767
(Charge) credit to the income statement	(167)	(16)	(83)	(87)	4	149	—	174	(26)
Credit to other comprehensive income	—	—	74	116	—	—	—	—	190
Other credit to equity	—	—	—	—	7	—	—	—	7
At 31 December 2019	3,611	663	53	226	51	149	—	185	4,938
(Charge) credit to the income statement	453	5	6	6	(4)	10	29	83	588
(Charge) credit to other comprehensive income	—	—	(3)	22	—	—	—	—	19
Other charge to equity	—	—	—	—	(18)	—	—	—	(18)
At 31 December 2020	4,064	668	56	254	29	159	29	268	5,527

Capitalised software enhancements		Long-term assurance business	Acquisition fair value	Pension assets	Derivatives	Asset revaluations[1]	Other temporary differences	Total
Deferred tax liabilities	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2019	(36)	(637)	(737)	(273)	(405)	(99)	(127)	(2,314)
(Charge) credit to the income statement	15	(193)	221	59	(48)	(19)	(35)	—
(Charge) credit to other comprehensive income	—	—	—	64	(148)	83	—	(1)
Exchange and other adjustments	—	—	—	—	—	—	(1)	(1)
At 31 December 2019	(21)	(830)	(516)	(150)	(601)	(35)	(163)	(2,316)
(Charge) credit to the income statement	(207)	(13)	144	(77)	(46)	(25)	(76)	(300)
(Charge) credit to other comprehensive income	—	—	—	(165)	(109)	60	—	(214)
Exchange and other adjustments	—	—	—	—	—	—	(1)	(1)
At 31 December 2020	(228)	(843)	(372)	(392)	(756)	—	(240)	(2,831)
1Financial assets at fair value through other comprehensive income.